Asset Quality (Nonperforming Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Total nonperforming loans	$ 2,144,000,000	$ 2,126,000,000
OREO and Foreclosed Assets	230,000,000	299,000,000
Total nonperforming assets	$ 2,374,000,000	$ 2,425,000,000
Nonperforming loans to total loans	1.02%	1.03%
Nonperforming assets to total loans, OREO and foreclosed assets	1.12%	1.17%
Nonperforming assets to total assets	0.65%	0.68%
Interest on nonperforming loans - Computed on original terms	$ 111,000,000	$ 115,000,000
Interest on nonperforming loans - Recognized prior to nonperforming status	21,000,000	22,000,000
Mortgage loans in process of foreclosure	400,000,000	600,000,000
Government Insured or Guaranteed Loans [Member]
Mortgage loans in process of foreclosure	200,000,000	300,000,000
Total commercial lending [Member]
Total nonperforming loans	655,000,000	545,000,000
Total consumer lending [Member]
Total nonperforming loans	$ 1,489,000,000	$ 1,581,000,000